13F-HR

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/2009
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  1450 RALEIGH ROAD, SUITE 220
          CHAPEL HILL, NC 27517


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:SENIOR VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis		Chapel Hill, NC		     10/16/2009
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 55
                                        ----------------------

Form 13F Information Table Value Total: 179,716
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3290    44583 SH       Sole                    43208              1375
                                                              2795    37875 SH       Defined                 37875
Aflac Inc                      COM              001055102     2995    70079 SH       Sole                    67954              2125
                                                              2284    53450 SH       Defined                 53450
Ambac Financial Group, Inc.    COM              023139108       49    29000 SH       Sole                    29000
American Express Co            COM              025816109     4734   139632 SH       Sole                   135882              3750
                                                              3237    95500 SH       Defined                 95500
Aon Corp                       COM              037389103     3727    91583 SH       Sole                    88983              2600
                                                              2696    66250 SH       Defined                 66250
Apollo Group Inc. - Cl A       COM              037604105     3990    54166 SH       Sole                    52691              1475
                                                              2785    37800 SH       Defined                 37800
Automatic Data Proc            COM              053015103     1612    41016 SH       Sole                    39816              1200
                                                              1206    30675 SH       Defined                 30675
Avon Products Inc              COM              054303102     6889   202866 SH       Sole                   196866              6000
                                                              4535   133550 SH       Defined                133550
Bank Of America Corp.          COM              060505104      333    19700 SH       Sole                    19700
Becton Dickinson & Co.         COM              075887109     2636    37791 SH       Sole                    36666              1125
                                                              2145    30750 SH       Defined                 30750
Berkshire Hathaway - Cl A      COM              084670108    18988      188 SH       Sole                      188
                                                              5252       52 SH       Defined                    52
Berkshire Hathaway - Cl B      COM              084670207     5237     1576 SH       Sole                     1520                56
Cadbury plc - ADR              COM              12721E102     3778    73768 SH       Sole                    71566              2202
                                                              2784    54373 SH       Defined                 54373
Chesapeake Energy Corp         COM              165167107     2447    86154 SH       Sole                    83629              2525
                                                              1814    63875 SH       Defined                 63875
Cisco Systems Inc              COM              17275R102     3701   157219 SH       Sole                   152419              4800
                                                              2419   102775 SH       Defined                102775
Coach, Inc.                    COM              189754104     5111   155270 SH       Sole                   150820              4450
                                                              3768   114450 SH       Defined                114450
Colgate-Palmolive              COM              194162103     1994    26146 SH       Sole                    25396               750
                                                              1478    19375 SH       Defined                 19375
Diageo plc - ADR               COM              25243Q205     3764    61212 SH       Sole                    59362              1850
                                                              2919    47475 SH       Defined                 47475
ITT Educational Services, Inc. COM              45068B109     2067    18725 SH       Sole                    18175               550
                                                              1537    13925 SH       Defined                 13925
Mastercard Inc                 COM              57636Q104     2958    14633 SH       Sole                    14208               425
                                                              2461    12175 SH       Defined                 12175
Medtronic Inc                  COM              585055106     2898    78737 SH       Sole                    76562              2175
                                                              2171    59000 SH       Defined                 59000
Microsoft Corp                 COM              594918104     3189   123991 SH       Sole                   119691              4300
                                                              2149    83550 SH       Defined                 83550
Monsanto Co.                   COM              61166W101     2467    31875 SH       Sole                    30875              1000
                                                              1956    25275 SH       Defined                 25275
Oracle Corp                    COM              68389X105     4157   199492 SH       Sole                   193717              5775
                                                              3150   151175 SH       Defined                151175
Praxair Inc                    COM              74005P104     5269    64504 SH       Sole                    62579              1925
                                                              3549    43450 SH       Defined                 43450
Republic Services Inc.         COM              760759100     4924   185325 SH       Sole                   180450              4875
                                                              3257   122600 SH       Defined                122600
Syngenta AG - ADR              COM              87160A100     2130    46358 SH       Sole                    45608               750
                                                              1240    26975 SH       Defined                 26975
United Technologies Corp       COM              913017109     2978    48872 SH       Sole                    47322              1550
                                                              2544    41750 SH       Defined                 41750
Zimmer Holdings Inc            COM              98956P102     2922    54675 SH       Sole                    53100              1575
                                                              2346    43900 SH       Defined                 43900